Recent Developments (Details)	Feb. 20, 2018 R / shares $ / shares	Feb. 20, 2018 R / shares	Feb. 21, 2017 $ / shares	Feb. 21, 2017 R / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share | (per share)			$ 0.1	R 1.30
Declaration of Dividends
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share | (per share)	$ 0.06	R 0.70
Foreign exchange rate	11.66	11.66